Related Party Transactions (Details Narrative) (CAD)	12 Months Ended			61 Months Ended
	Apr. 30, 2012	Apr. 30, 2011	Apr. 30, 2010	Apr. 30, 2012	Mar. 29, 2011	Oct. 06, 2010 ha	Nov. 01, 2008
Hotstone Property
Percent interest Hotstone						50.00%
Number of Claims in Unit						5
Area of land, hectares						120
Cash payment					100,000
Shares of common stock					1,000,000
Distance southwest from Chapleau, Ontario						50
Distance West-Southwest of Timmins						130
Ox Financial
Monthly payment per consulting contract							10,000
Management fees	120,000	120,000	120,000	420,000
Expenses incurred	83,606
Cash payments	113,248
Due and payable, period end	100,719	10,361		100,719
David Gibson
Consulting fees paid	33,890	16,065
Reimbursed expenses	2,655	5,414
Dynamic Exploration Ltd, Richard Walker
Consulting fees charged	22,932	33,735
Reimbursed expenses	5,279	4,736
Due and payable, period end		14,917
Payments received	141,063
Payments received, USD	143,789
Due and payable, period end		141,063